Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 320.4
Ending balance	265.7	$ 320.4
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	610.7	592.2
Additions	13.7	25.7
Additions arising on acquisitions	37.6	15.3
Removal of fully amortized assets	(112.6)	(44.4)
Disposals		(1.4)
Impact of foreign exchange	(8.9)	23.3
Ending balance	540.5	610.7
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(290.3)	(218.9)
Amortization	102.0	104.6
Removal of fully amortized assets	112.6	44.4
Impact of foreign exchange	(4.9)	11.2
Ending balance	(274.8)	(290.3)
Client Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	256.3
Ending balance	231.4	256.3
Client Relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	471.9	463.2
Additions	0.0	0.0
Additions arising on acquisitions	25.2	13.1
Removal of fully amortized assets	(25.4)	(24.3)
Disposals		0.0
Impact of foreign exchange	(7.6)	19.9
Ending balance	464.1	471.9
Client Relationships | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(215.6)	(185.0)
Amortization	46.3	45.6
Removal of fully amortized assets	25.4	24.3
Impact of foreign exchange	(3.8)	9.3
Ending balance	(232.7)	(215.6)
Contract Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	17.2
Ending balance	8.3	17.2
Contract Backlog | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	48.6	50.2
Additions	0.0	0.0
Additions arising on acquisitions	12.4	1.7
Removal of fully amortized assets	(47.8)	(6.1)
Disposals		0.0
Impact of foreign exchange	(0.8)	2.8
Ending balance	12.4	48.6
Contract Backlog | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(31.4)	(2.8)
Amortization	21.3	33.3
Removal of fully amortized assets	47.8	6.1
Impact of foreign exchange	(0.8)	1.4
Ending balance	(4.1)	(31.4)
Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	46.9
Ending balance	26.0	46.9
Software and other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	90.2	78.8
Additions	13.7	25.7
Additions arising on acquisitions	0.0	0.5
Removal of fully amortized assets	(39.4)	(14.0)
Disposals		(1.4)
Impact of foreign exchange	(0.5)	0.6
Ending balance	64.0	90.2
Software and other | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(43.3)	(31.1)
Amortization	34.4	25.7
Removal of fully amortized assets	39.4	14.0
Impact of foreign exchange	(0.3)	0.5
Ending balance	$ (38.0)	$ (43.3)